Taxes (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Taxes [Line Items]
Pis and Cofins to be refunded to consumers and Provision for allocation of PIS and Cofins credits	R$ 1,580,588	R$ 2,641,501
Monetary variation	64,510	122,002
Transfer to sectorial financial liabilities	(864,545)	(1,182,915)
Pis and Cofins to be refunded to consumers and Provision for allocation of PIS and Cofins credits	780,553	1,580,588
Pis And Cofins To Be Refunded To Consumers current	0
Pis And Cofins To Be Refunded To Consumers Non-current	0
Current provision for allocation of PIS and COFINS credits	119,280	580,000
Non-Current provision for allocation of PIS and COFINS credits	661,273
Pis and Cofins will be refunded to consumers and Provision for allocation of PIS and Cofins credits, current	119,280
PIS and Cofins will be refunded to consumers and Provision for allocation of PIS and Cofins credits, non-current	661,273
Liabilities to be refunded to consumers [Member]
Disclosure of Taxes [Line Items]
Pis and Cofins to be refunded to consumers and Provision for allocation of PIS and Cofins credits	0	731,726
Monetary variation	0	78,675
Transfer to sectorial financial liabilities	0	(810,401)
Pis and Cofins to be refunded to consumers and Provision for allocation of PIS and Cofins credits	0	0
Provision For Allocation Of P I S And Cofins Credits [Member]
Disclosure of Taxes [Line Items]
Pis and Cofins to be refunded to consumers and Provision for allocation of PIS and Cofins credits	1,580,588	1,909,775
Monetary variation	64,510	43,327
Transfer to sectorial financial liabilities	(864,545)	(372,514)
Pis and Cofins to be refunded to consumers and Provision for allocation of PIS and Cofins credits	R$ 780,553	R$ 1,580,588